SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,017,250	$ 1,398,354	¥ 10,002,875
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 10,002,875
Debt Instrument, Maturity Date	Dec. 28, 2024
Debt Instrument, Interest Rate Percentage	3.45%
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,017,250	$ 1,398,354
Debt Instrument, Maturity Date	Dec. 13, 2025
Debt Instrument, Interest Rate Percentage	3.45%